Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
Book value	€ 14,150	€ 12,630	€ 12,092
Ithaca Energy Plc | Ordinary shares
Investments
Number of ordinary shares held	614,678,516
% of the investment in associate	37.17%
Share price	€ 1.331
Market value of associate	€ 818
Book value	725
Market value vs Book value of associate	93
Joint ventures
Investments
Book value	€ 9,449	€ 8,250
Joint ventures | Saipem SpA
Investments
% of the investment in joint venture	21.61%	31.20%
Book value	€ 528	€ 722
Joint ventures | Saipem SpA | Ordinary shares
Investments
Number of ordinary shares held	422,920,192
% of the investment in joint venture	21.61%
Share price	€ 2.509
Market value of joint venture	€ 1,061
Book value	528
Market value vs Book value of joint venture	533
Associates
Investments
Book value	€ 4,619	€ 4,327
Associates | Var Energi ASA
Investments
% of the investment in associate	63.04%	63.04%
Book value		€ 447
Associates | Var Energi ASA | Ordinary shares
Investments
Number of ordinary shares held	1,573,713,749
% of the investment in associate	63.04%
Share price	€ 2.994
Market value of associate	€ 4,712
Market value vs Book value of associate	€ 4,712
Associates | Ithaca Energy Plc
Investments
% of the investment in associate	37.17%
Book value	€ 725